Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	12.31.2022	12.31.2021

Temporarily non-deductible provisions (i)	111.8	155.3
Tax loss carryforwards	16.6	7.1
Functional currency effect of the non monetary assets	(428.8)	(529.1)
Gains not realized from sales of the Company to subsidiaries	20.8	14.7
Effect of differences by fixed asset	(39.0)	(21.4)
Other differences between basis: account x tax (ii)	(3.9)	(33.1)
Assets and liabilities held for sale	—	(1.7)

Deferred tax assets (liabilities), net	(322.5)	(408.2)

Total deferred tax asset	48.1	97.6
Total deferred tax liability	(370.6)	(505.8)

(i)
Temporarily
non-deductible
provision includes accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash-settled and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

(ii)	Refers to differences between the accounting and tax bases of assets and liabilities, such as adjustments to Contract revenues, Borrowing costs, Impairment, among others.

Changes in Deferred Income Tax

	From the statement of income	Other comprehensive income	Total
At December 31, 2019	(314.1)	42.5	(271.6)

Temporarily non-deductible provisions	68.5	—	68.5
Tax loss carryforwards	0.3	—	0.3
Functional currency effect of the non-monetary assets	(211.9)	—	(211.9)
Gains not realized from sales of Parent Company to subsidiaries	(8.6)	—	(8.6)
Effect of differences by fixed asset	26.1	—	26.1
Other differences between basis: account x tax	20.9	6.2	27.1

At December 31, 2020	(418.8)	48.7	(370.1)

Temporarily non-deductible provisions	21.6	—	21.6
Tax loss carryforwards	6.6	—	6.6
Functional currency effect of the non-monetary assets	(19.8)	—	(19.8)
Gains not realized from sales of Parent Company to subsidiaries	0.2	—	0.2
Effect of differences by fixed asset	(35.5)	—	(35.5)
Differences between basis: account x tax	(11.5)	2.0	(9.5)
Discontinued operation	(1.7)	—	(1.7)

At December 31, 2021	(458.9)	50.7	(408.2)

Temporarily non-deductible provisions	(43.5)	—	(43.5)
Tax loss carryforwards	9.5	—	9.5
Functional currency effect of the non-monetary assets	100.3	—	100.3
Gains not realized from sales of Parent Company to subsidiaries	6.1	—	6.1
Effect of differences by fixed asset	(17.6)	—	(17.6)
Other differences between basis: account x tax	32.0	(1.1)	30.9

At December 31, 2022	(372.1)	49.6	(322.5)

Reconciliation of Income Tax Expense
23.3 Reconciliation of income tax expense

	12.31.2022	12.31.2021	12.31.2020
Loss before income tax	(205.8)	27.4	(635.2)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	70.0	(9.3)	216.0

Tax on profits of overseas subsidiaries	(76.8)	(92.1)	(21.3)
Transfer Pricing and Thin Capitalization	(2.6)	(36.3)	(47.7)
Functional currency effect of the non-monetary assets	134.4	(60.0)	(250.4)
Research and development tax incentives	4.0	1.2	1.6
Equity in the earnings of subsidiaries	2.7	0.4	0.8
Fiscal assets (non recognized)	(125.4)	(68.2)	(104.6)
Tax rate difference	33.2	28.2	10.4
Other differences between accounting and fiscal basis	(37.2)	165.2	195.6
Effects of Dropdown	—	—	(93.5)

	(67.7)	(61.6)	(309.1)

Income tax and social contribution income (expense) benefit as reported	2.3	(70.9)	(93.1)

Current income tax and social contribution expense as reported	(84.5)	(32.5)	11.6
Deferred income tax and social contribution income (expense) benefit as reported	86.8	(38.4)	(104.7)
Effective rat e	-1.1%	-258.8%	14.7%